Subsequent Event - Additional Information (Detail) - Major business combination [member] $ / shares in Units, $ in Millions	Jan. 14, 2019 USD ($) $ / shares
Goldcorp Inc. [member]
Disclosure of non-adjusting events after reporting period [line items]
Break fee	$ 650
Newmont [member]
Disclosure of non-adjusting events after reporting period [line items]
Share acquisition, acquirer shares per acquiree share percentage	32.80%
Cash consideration per share | $ / shares	$ 0.02
Break fee	$ 350